Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

a. Basis of presentation and Use of estimates

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) for all periods presented.

Significant accounting policies followed by the Group in the preparation of its accompanying consolidated financial statements are summarized below.

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of the assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported revenues and expenses during the reported periods. These estimates are based on management’s best knowledge of current events and actions that the Group may take in the future. Actual results could materially differ from these estimates.

Significant accounting estimates reflected in the Group’s financial statements mainly include share-based compensation, allowance for doubtful accounts, valuation of deferred tax assets, useful lives of equipment, amortization and net realizable value of premium licensed content and impairment for long-lived assets,

The Group operates with significant losses, which principally resulted from investments in equipments, premium licensed contents and the lease of internet bandwidth. As of December 31, 2011, the accumulated deficits of the Group were RMB1,327,843,993. The Group believes that its current cash balance will be sufficient to meet the Group’s operating cash flow for the period of twelve months from the balance sheet date. The Company also believes that it can obtain sufficient funding through additional issuance of equity shares or loans to finance future capital commitments and for working capital purposes in the foreseeable future. The consolidated financial statements have therefore been prepared on a going concern basis.

b. Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIE subsidiaries for which the Company is the primary beneficiary. All significant transactions and balances among the Company, its subsidiaries and VIE subsidiaries have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power; has the power to appoint or remove the majority of the members of the board of directors; to cast majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

Accounting Standards Codification (“ASC”) 810 “Consolidation” provides guidance on the identification of and financial reporting for entities over which control is achieved through means other than voting interests, which requires certain VIEs to be consolidated by the primary beneficiary of the entity if the equity investors in the entity do not have the characteristics of a controlling financial interest or do not have sufficient equity risk for the entity to finance its activities without additional subordinated financial support from other parties. Through the above contractual arrangements, the Company holds all the variable interests of the VIEs and has been determined to be the primary beneficiary of the VIEs.

Pursuant to the contractual arrangements with the VIEs, the Company has the power to direct activities of the VIEs, or can transfer out the assets of the VIEs primarily in the form of the service fees paid by the VIEs. Therefore, the Company is of the view that it has control over the asset of a consolidated VIE to the extent permitted by the applicable PRC law and the contractual arrangements. As all the consolidated VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the consolidated VIEs, which consisted of accounts payable of RMB 765 million and accrued expenses and other current liabilities of RMB 181 million as of December 31, 2011, respectively. Currently there is no contractual arrangement that could require the Company to provide additional financial support to the consolidated VIEs. As the Company is conducting certain business in the PRC mainly through the VIEs, the Company may provide such support on a discretionary basis in the future, which could expose the Company to a loss.

Claims for Quan Toodou’s shares

On October 11, 2010, the ex-wife of Mr. Gary Wei Wang, the founder and chief executive officer of the Company who holds 95% of the equity interests in Quan Toodou, initiated a lawsuit against him in a local court in Shanghai, PRC and claimed for the division of the 76% equity interest of Quan Toodou held by Mr. Wang, which she alleged to form part of the community property during their marriage. On November 10, 2010, the court approved the plaintiff’s application and issued Asset Conservatory Notification on November 17, 2010 and imposed restrictions on transfer, disposal or payment of dividend on the 95% equity interest in Quan Toodou held by Mr. Wang for period from November 12, 2010 to November 11, 2012. This notification was delivered to Mr. Wang on November 19, 2010 by the court.

On November 23, 2010, the court released the restriction on the 95% equity interests in Quan Toodou and issued another Asset Conservatory Notification to restrict the transfer, disposal or payment of dividend on the 38% equity interests in Quan Toodou (“Frozen Equity”), which represents the plaintiff’s claim of her portion of the community assets. The court did not specify the period of the conservatory measures and normally, it should be no longer than 2 years according to PRC judicial practice.

Subsequently, the Company has evaluated the potential impact of the lawsuit on the contractual arrangements it has currently in place with Quan Toodou based on the advice of its PRC legal counsel.

Based on the advice from the Company’s PRC legal counsel, the restrictions imposed under the conservatory measures did not impact the validity and performance of any of the agreements entered into between Reshuffle Shanghai and Mr. Wang as the nominee shareholder of Quan Toodou and between Reshuffle Shanghai and Quan Toodou. Consequently, prior to the litigation and issuance of the Asset Conservatory Notification, it did not impact the Company’s previous accounting conclusion on the consolidation of Quan Toodou.

Based on the advice of the Company’s PRC legal counsel, upon the issuance of the conservatory measures as set out in the Asset Conservatory Notification, the Company concluded that all of these agreements discussed in Note 1 are still valid. While the overall performance of these agreements is still intact, certain restrictions have been imposed as a result of the conservatory measures on the following agreements:

•

Proxy Agreement—The conservatory measures prohibited the use of voting rights to transfer, dispose or distribute dividend on the Frozen Equity. However, Reshuffle Shanghai could continue to exercise full voting rights on all other matters, including making all the operational and financial decisions.

•

Option Agreement—the exercise of the option agreement was not allowed under the conservatory measure, however, the exercise under this agreement is subject to restrictions under the current PRC laws regardless of the conservatory measures. Given the PRC laws and regulations prohibit or restrict foreign ownership of companies that provide advertising services and hold ICP license and the License for Transmission of Audio-Visual Programs through the Internet at present, the Company is not allowed to exercise the option to acquire the equity interest in Quan Toodou until the PRC Laws allows foreign ownerships in Internet-related and mobile value-added service businesses. Therefore, the temporary restriction from the conservatory measures had no substantial impact on this agreement currently.

•

Equity Interest Pledge Agreement—while the transfer, disposal or dividend distribution on the pledged Frozen Equity upon exercise of Reshuffle Shanghai’s right was prohibited by the conservatory measures, the pledge was still effective and the entire 95% of Mr. Wang’s holding in Quan Toodou continued to be pledged in favor of Reshuffle Shanghai.

•	Loan Agreements—the transfer of the underlying equity interest collateralized related to Frozen Equity was prohibited (same as the Equity Interest Pledge Agreement).

•

Exclusive Technical Consulting and Service Agreement—The conservatory measure was unlikely to have adverse impact on this agreement as it was signed between Quan Toodou and Reshuffle Shanghai, which was not the subject matter of the conservatory measures.

Although the conservatory measures had imposed certain restrictions on the above agreements, these restrictions did not affect the ability of Reshuffle Shanghai’s control over the Quan Toodou, as it could continue to exert full control on its operation and finance decisions, enforce the equity pledge and loan agreements as long as it did not dispose, transfer or distribute dividends on the Frozen Equity. In addition, Reshuffle Shanghai would continue to absorb the losses and fund the operations of Quan Toodou through a series of loan agreements, and obtain a majority of the potential benefits of Quan Toodou through the enforcement of the Exclusive Technical Consulting and Service Agreement. Consequently, the contractual agreements that were in place continue to enable Reshuffle Shanghai to have control over Quan Toodou, and Quan Toodou remained as the consolidated VIE during the period asset conservatory measures was in effect. In addition, the Company would continue to absorb the 100% of the cumulative deficit of Quan Toodou during the period the conservatory measures were in effect as the restrictions imposed did not alleviate the Company’s obligations to absorb losses.

The lawsuit between Mr. Wang and his ex-wife was concluded through settlement directed by the court on June 10, 2011 and pursuant to a court ruling, Mr. Wang is entitled to the equity interests in any companies that are directly or indirectly held by him. In exchange, Mr. Wang has agreed to pay the plaintiff a cash amount before June 2012 and an additional cash amount in the event of an initial public offering, merger, acquisition, reorganization or a similar transaction of the Company within two years after such event. As of December 31, 2011, Mr. Wang had partially paid the total amount. According to Mr. Wang, he is willing and will be able to perform and will pay the remaining amount within two years of the initial public offering of the Company. Based on the Company’s assessment, the likelihood that Mr. Wang will not fulfill his obligations under the court ruling is remote. In the meantime, the court also issued an order releasing the conservatory measures imposed by the Assets Conservatory Notification. However, if Mr. Wang fails to fully perform his obligations under the court ruling, Mr. Wang’s personal assets, including the equity interests of the companies that are directly or indirectly held by him, will be subject to the court’s enforcement measures. If Mr. Wang does not fully perform his obligations for whatever reasons, and as a result of the court’s enforcement measures, Mr. Wang must transfer part or all of his equity interest in Quan Toodou to his ex-wife or any other third party. If that were to happen, the Company may have to re-negotiate with Mr. Wang’s ex-wife or such other third party and request such person to become a party to the contractual arrangements with Quan Toodou. If such person does not become a party to these contractual arrangements, with such person obtains more than one-third of the equity interests of Quan Toodou, such person may have certain protective rights, i.e., the power to veto certain critical corporate actions of Quan Toodou, such as increases or decreases in registered capital, amendment of the articles of association, merger, division or dissolution of Quan Toodou and change of company’s form. The potential limitation of control over Quan Toodou could cause significant disruption to the Company’s business, operations and financial condition which could have a negative impact on the Company’s execution of such corporate actions. If such person does not become a party to these contractual arrangements, with such person obtains more than a half of the equity interests of Quan Toodou, the Company will be unable to continue to consolidate Quan Toodou.

c. Functional Currency and Foreign Currency Translation

Functional Currency

An entity’s functional currency is the currency of the primary economic environment in which it operates, normally that is the currency of the environment in which it primarily generates and expends cash. Management’s judgment is essential to determine the functional currency by assessing various indicators, such as cash flows, sales price and market, expenses, financing and intercompany transactions and arrangements. The functional currency of the Company, the Company’s subsidiaries and VIEs is the Renminbi (“RMB”), the official currency in the PRC.

Foreign Currency Translation

Transactions denominated in currencies other than RMB are translated into RMB at the exchange rates quoted by the People’s Bank of China (the “PBOC”) prevailing at the dates of the transactions. Gains and losses resulting from foreign currency transactions are included in the consolidated statements of operations. Monetary assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates quoted by the PBOC at the applicable balance sheet dates. Such exchange gains or losses are separately presented in the accompanying consolidated statements of operations.

d. Fair value of financial instruments

On January 1, 2008, the Company adopted Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures, for financial assets and liabilities. On January 1, 2009, the Company also adopted the statement for all non-financial assets and non-financial liabilities, except those that are recognized or disclosed at fair value in the financial statements on a recurring basis. ASC 820 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions the guidance establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value as follows: (Level 1) observable inputs such as quoted prices in active markets; (Level 2) inputs other than the quoted prices in active markets that are observable either directly or indirectly, or quoted prices in less active markets; and (Level 3) unobservable inputs with respect to which there is little or no market data, which require the Company to develop its own assumptions. This hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value. On a recurring basis, the Company measures certain financial assets at fair value.

The Company’s financial instruments consist principally of cash and cash equivalents, short-term investments, accounts receivable, accounts payable and certain accrued expenses. Short-term investments are limited to time deposits with original maturities longer than three months and less than one year. As of December 31, 2010 and 2011, the respective carrying values of financial instruments approximated their fair values based on their short-term maturities.

Financial assets and liabilities measured and recognized at fair value on a recurring basis and classified under the appropriate level of the fair value hierarchy as described above was as follows:

As of December 31, 2010	Level 1	Level 2	Level 3	Total

Financial assets
Cash in bank	97,275,297	—	—	97,275,297
Restricted cash	66,227,000	—	—	66,227,000
Bank deposit with the maturity term below 3 months	165,875,478	—	—	165,875,478
Bank deposit with the maturity term greater than 3 months but less than 1 year	5,837,246	—	—	5,837,246

Total	335,215,021	—	—	335,215,021

Financial liabilities
Warrants to purchase Series E
Preferred Shares (Note 10)			154,039,611	154,039,611

As of December 31, 2011	Level 1	Level 2	Level 3	Total

Financial assets
Cash in bank	872,000,453	—	—	872,000,453
Restricted cash	96,786,719	—	—	96,786,719

Total	968,787,172	—	—	968,787,172

In accordance with the provisions of the Impairment or Disposal of Long-Lived Assets Subsections of ASC 360–10-35, long-lived assets held and used were written down to their fair value whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. The determination of fair value of the long-lived assets acquired involves significant judgments and estimates, including, but are not limited to, comparable market transactions, quotes, future cash flows, business plans, technological improvements or obsolesces, and operating results. Impairment charges of RMB 2,372,289, zero and zero related to computer hardware and other equipment was recognized for the years ended December 31, 2009, 2010 and 2011 (Note 4).

Financial assets and liabilities measured and recognized at fair value on a non-recurring basis and classified under the appropriate level of the fair value hierarchy as described above was as follows:

As of December 31, 2009	Carrying	Fair Value Measurement Using			Total Loss
	Amount	Level 1	Level 2	Level 3
Computer hardware and other equipment	72,425,312			70,053,023	(2,372,289)

Following is reconciliation of the beginning and ending balances of warrants measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the year ended December 31, 2010 and 2011:

	Amount (RMB)	Amount (RMB)

Balance as on January 1, 2010		—
Issuance of warrants		29,359,551
Changes in fair value of warrants recorded in income statement		124,680,060

Balance as on December 31, 2010		154,039,611

Balance as on January 1, 2011		154,039,611
Changes in fair value of warrants recorded in income statement		113,732,565
Exercise of warrants
Proceeds from the exercise of warrants	160,423,540	—
Cash conversion of Series E preferred shares (resulting from the exercise of warrants) to Class B Ordinary Shares	(160,423,540)	—

Cashless conversion of Series E preferred shares (resulting from the exercise of warrant ) to Class B Ordinary Shares	—	(267,772,176)

Balance as on December 31, 2011		—

In determining the fair value of the warrants, the Company applied the Black-Scholes option pricing model. The assumptions used in the Black-Scholes option pricing model are disclosed in Note 12.

e. Cash and cash equivalents

Cash and cash equivalents represent cash on hand, demand deposits placed with banks or other financial institutions, which have original maturities of three months or less. Cash and cash equivalents balance as of December 31, 2010 and 2011 primarily consist of the following currencies:

	As of December 31, 2010		As of December 31, 2011
	Amount	RMB equivalent	Amount	RMB equivalent

RMB	19,967,338	19,967,338	752,024,482	752,024,482
HKD	—	—	57,839	46,890
US$	36,719,248	243,180,562	19,033,643	119,929,081
AUD	434	2,875	—	—

Total		263,150,775		872,000,453

f. Restricted Cash

Restricted cash are deposits designated as collateral for the short-term borrowings.

g. Short term investment

Short-term investments comprise time deposits with maturity terms of three months or more but due within one year. The carrying values of time deposits approximate fair value because of their short maturities. The interest earned is recognized in the income statement over the contractual term of the deposit.

h. Accounts receivable, net

The carrying value of accounts receivable is reduced by an allowance that reflects the Company’s best estimate of the amounts that will not be collected. The Company makes estimations for the collectability of accounts receivable considering many factors including but not limited to reviewing delinquent accounts receivable, performing aging analysis, customer credit analysis, analyzing historical bad debt records and financial conditions of the customers, resulting in their inability to make payments due to the Company. The following table summarized the details of the Company’s allowance for doubtful accounts:

	December 31
	2009	2010	2011
	RMB	RMB	RMB

Balance at beginning of year	—	3,515,026	7,500,531
Provision for doubtful accounts	3,515,026	7,500,531	44,155,087
Write-off for doubtful accounts	—	(3,515,026)	(7,500,531)

Balance at end of year	3,515,026	7,500,531	44,155,087

i. Equipment

Equipments are stated at cost less accumulated depreciation and impairment loss, if any.

Equipments are depreciated over their estimated useful lives on a straight-line basis. Residual rate is determined based on the economic value of the equipment at the end of the estimated useful lives as a percentage the original cost. The residual values and estimated useful lives are as follows:

Category	Residual rate	Estimated useful life
Computer hardware and other equipment	5%	36 months
Furniture, fixture and office equipment	5%	36 months
Motor vehicle	5%	48 months
Leasehold improvements	—	Shorter of the estimated useful lives or the lease term

j. Intangible assets and other assets

Intangible assets and other assets with definite useful lives are stated at cost and are amortized using the straight-line method over the estimated useful lives. The Company does not amortize intangible assets and other assets with indefinite useful live, rather such assets are required to be tested for impairment at least annually or sooner whenever events or changes in circumstances indicate that the assets may be impaired.

k. Premium Content licensed and produced

Apart from the videos contents uploaded by the users for which the Group does not need to pay, the Group also licenses premium content from external vendors and produces certain content in-house. As of December 31, 2011, the licensed content and in-house produced content is RMB 205,864,823 and RMB 8,214,506, respectively.

The re-run of premium licensed content is amortized over their respective licensing periods on a straight line basis. The new release of premium licensed content, which can be shown simultaneously with the TV stations or shortly after the first show on TV stations, is amortized over their respective licensing periods using the double declining balance method, an accelerated depreciation method. The weighted average amortization period of the premium licensed content was 1.0 years, 2.0 years and 2.25 years during 2009, 2010 and 2011 respectively.

The Company evaluates the net realizable value for recoverability of the premium licensed contents by grouping the premium licensed contents presented on its website into six categories as re-run of movies and TV series, new release of TV series, variety shows, music, animations and others. The premium licensed contents are carried at the lower of unamortized cost or net realizable value pursuant to ASC 920-350-35-3. Under the net realizable value approach, the Company compares the unamortized cost of each group of the premium licensed contents to the expected net realizable value that are attributable to that respective category of contents, which is the estimated future cash inflows related to this particular group of contents less the direct costs to deliver these contents at each quarter end. A write-down is recorded if the net realizable value is lower than the net carrying value. Once the write-down is recorded, it establishes a new cost basis and cannot be subsequently reversed.

Following the guidance under ASC 926-20-25, the Company capitalizes the direct costs incurred in physical production of the in-house content to the amount of revenue contracted for each the in-house content. With respect to production costs of episodic television series, until the Company can establish estimates of secondary market revenue, such revenues are not considered when assessing the recovery of content produced in-house. As of December 31, 2010 and 2011, the Company has not been able to reasonably and reliably establish any estimates of secondary market revenue. Therefore, the Company has not considered secondary market revenue when assessing the recovery of the in-house produced content. The contents produced in-house are amortized over their projected useful life of 6 to 8 months, which equals to their respective contracted revenue period. The capitalized costs for content produced in-house are subject to assessment for impairment in accordance with ASC 926-20-35-12 to 35-18 if an event or change in circumstances indicates that the fair value is less than its unamortized costs. There has been no impairment recognized relating to the content produced in-house in any of the years presented.

For the years ended December 31, 2009, 2010 and 2011, the Company recorded amortization expense for premium licensed content of RMB8,006,828, RMB24,209,941, RMB97,546,423, amortization expense for in-house produced content of zero, RMB1,586,500 and RMB7,312,500 and write-down for premium licensed content of RMB1,904,074, RMB10,712,277 and zero respectively in cost of revenues.

l. Impairment of long-lived assets

The Company applies ASC 360-10-35, “Property, Plant and Equipment”, and reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to receive from use of the assets and their eventual disposition. If the sum of the estimated undiscounted future cash flow is less than the carrying amount of the assets, the Company recognizes an impairment loss equal to the excess of the carrying value over the fair value of the assets.

When impairment is recognized, the adjusted carrying amount of the underlying property, plant and equipment becomes its new cost basis. The new cost basis is depreciated over the remaining useful life of the asset. Impairment charges of RMB 2,372,289, zero and zero related to computer hardware and other equipment was recognized for the years ended December 31, 2009, 2010 and 2011 (Note 4).

m. Revenue recognition

In accordance with ASC 605, Revenue Recognition, the Group recognizes revenue when the following criteria are met: persuasive evidence of an arrangement exists, the sales price is fixed or determinable, delivery has occurred and collectability is reasonably assured.

Online Brand advertising

The Group’s revenues are derived principally from online brand advertising arrangements, where the advertisers pay to place their advertisements on the Company’s online video platform in different formats. Such formats generally include pre-roll or post-roll video advertisements, in-roll logos, background advertisements, banners, buttons, links and stream advertisements. In addition, the Company provides innovative and differentiated online advertising services including event sponsorships and interactive advertising.

Advertisements on the Company’s online video platform are charged either based on the agreed number of clicks per day over the agreement period or on per day basis. In the first case, the delivery of service occurs when users click on the designated videos clips and there is an actual display of the embedded advertisement per the terms of the agreement. In the latter case, the delivery is not linked to displays, but occurs as the advertisement is hosted each day. The period of online advertising arrangements ranges from 2 to 4 weeks, and for other innovative services ranges from 1 to 2 months.

The amount is agreed under each agreement (multiple element or single deliverable) and is invoiced to the customer at the end of the agreement period when all the services have been rendered. The Company generally provides a credit term of up to 90 days to its customers.

Most of the Company’s customer contracts are multiple element arrangements, including placements of different types of advertisements on its website, which entitle the Company to bill and collect from its customers only after all of the elements of the arrangement have been delivered. There is generally no objective evidence available with respect to the fair values of the individual elements to be delivered. Revenue is recognized for these contracts upon completion.

On January 1, 2011, the Company adopted ASU No.2009-13 Revenue Recognition—Multiple-Deliverable Revenue Arrangements (“ASU No.2009-13”) prospectively, ASU 2009-13 requires the Company to allocate multi-element revenue arrangement to each element using the relative selling price method according to the best estimated selling price for each element in a multi-element arrangement. As noted above, the Company’s entitlement to payment from customers is contingent upon the completion of the delivery of all elements within the multiple-element revenue arrangements. As a result, the Company continues to recognize the revenue upon completion of delivery of all the elements involved in the arrangements according to the Company’s contractual rights and obligations in the multi-element advertising contracts with the customers. The adoption of ASU No.2009-13 did not have an impact to the Company’s financial statements.

A relatively few multiple-element customer contracts entered into in 2010 provided that each of the elements within the arrangement be delivered in uniform combination and allow the Company the right to payment as the elements are delivered. The revenue was recognized based on the proportion of the obligation performed. Prior to 2010, the Company also entered into a small number of single element revenue arrangements with the customers. The revenue was recognized either on a straight line basis over the contract period when the performance obligations were uniform over the contract period; or based on the proportion of the obligation performed when the performance obligation was based on number of clicks. There were RMB750,000 of unbilled revenue included in the receivable balance related to the multiple element arrangements where the revenue is recognized based on the proportion of the obligation performed described above as of December 31, 2010. The Company did not have such arrangement in 2011.

Prior to entering into contracts, the Group makes a credit assessment of the advertisers and advertising agencies to assess the collectability of the contract.

The Group typically enters into advertising contracts with third-party advertising agencies. The Group offers agency fees to third-party advertising agencies that purchase our advertising services on behalf of advertisers. The agency fees paid by the Group to advertising agencies are based on certain percentage of revenue generated and such percentage is agreed with the agencies based on the different target revenue volumes. The Group records revenues on a net basis and the associated agencies expenses are recorded as deduction to the revenue in the consolidated statement of operation over the period when the related revenue was recognized. The advertising agency fees were RMB24,081,317, RMB55,001,949 and RMB 92,994,209 for the years ended December 31, 2009, 2010 and 2011, respectively.

The Group does not enter into advertising-for-advertising barter transactions.

Mobile video services

The Group currently also generates revenue from mobile video services through the partnership agreement with the third party mobile network operator. The Group provides video clips to the mobile network operator for its mobile phone users. Users pay a monthly subscription fee to the mobile network operator for access to the video channel or pay on a per-clip download basis, and the Company shares the fees collected by the mobile network operator for such services. Mobile video service revenue is recognized in the month in which the service is performed based on the information obtained from a platform operated by the mobile network operator and the monthly reports from the mobile network operator. Differences noted, if any, between the information received from the platform and the monthly report are adjusted at each month end. There has been no significant difference noted during the years presented.

The revenues recognized under the arrangement represent only the Group’s shares of the revenues to be received from the mobile network operator, i.e. recorded on a net basis. The Group is not the primary obligor in the arrangement, nor does it enter into contract with end customers or has the price setting capabilities, rather the Group provides the content to the mobile network operator in accordance with the operator’s overall strategy and requirements.

Sub-licensing revenues

The Group also generates revenues from the sub-licensing agreements for some content licensed from third party vendors. The exclusive licensing agreements the Group entered into with the vendors has a definitive license period and including the rights to sublicense these content to other third parties. The Group enters into a non-exclusive sub-license agreement with the sub-licensee for a period that falls within the original exclusive license period. The Company receives a fixed amount of the sub-license fee upfront under the sub-licensing arrangements and does not have any future obligation once it has provided the underlying tape/disk to the sub-licensee (which is provided at or before the beginning of the sub-license period). In accordance with ASC 926-605, Entertainment-Films, Revenue Recognition, the Group recognizes the amount of the sub-license fee as revenue at the beginning of the sub-license period only when the Company meets all the following criteria: persuasive evidence of a sub-licensing arrangement with a customer exists, the content has been delivered or is available for immediate and unconditional delivery, the sub-license period of the arrangement has begun and the customer can begin its exploitation, exhibition, or sale, the arrangement fee is fixed or determinable and collection of the arrangement fee is reasonably assured. The Group started the sub-licensing in year 2010 and recognized the sub-licensing revenue of RMB 4,625,308 and RMB 11,456,906 for the years ended December 31, 2010 and 2011.

Effective January 1, 2012, all entities in Shanghai are subject to value-added tax, which is excluded from revenue (Note 13(d)).

n. Cost of revenue

Cost of revenues consist of employee costs associated with the platform operation, depreciation expenses, internet bandwidth leasing costs, amortization and write down of video content licensed or produced, agency fee for mobile video services to third party mobile agencies, advertisement expenses and other outside service fees.

o. Sales and marketing expenses

Sales and marketing expenses comprise primarily of the sales and marketing personnel payroll compensation and related employee costs, promotion expenses and the sales commission paid to the sales team.

p. Government grants

Government grants are originally recorded as liabilities when received upfront. Depending on the nature of the grants, the grants then are recognized as a reduction of expense or asset in the period when the Group has met all of the conditions attached to the grants and the collection of payment is probable. As of December 31, 2010 and 2011, the Company recorded a deferred liability for cash subsidies received from the PRC government of RMB 3,000,000 and RMB 3,200,000 (Note 9), because the Group has not met all of the conditions attached to the grants at the respective period end.

q. Advertising costs

The Group expenses advertising costs as incurred. Total advertising expenses were RMB 7,157,698, RMB 17,167,965 and RMB 94,838,249 for the years ended December 31, 2009, 2010, 2011, respectively, and have been included as part of sales and marketing expenses.

r. Taxation

Income taxes

Current income taxes are provided on the basis of income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for tax purposes, in accordance with the regulations of the relevant tax jurisdictions.

The Company follows ASC 740, “Income Taxes”, and accounts for income taxes under the asset and liability method. Deferred tax assets and liabilities are recognized for the tax consequences attributable to differences between carrying amounts of existing assets and liabilities in financial statement, their respective tax basis, and operating loss carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates to be applied to taxable income in the years in which those temporary differences are expected to be recovered or settled.

A valuation allowance is provided to reduce the carrying amount of deferred tax assets if it is considered more likely than not that some portion, or all, of the deferred tax assets will not be realized. Accordingly, the Company considers various tax planning strategies, forecasts of future taxable income and its most recent operating results in assessing the need for a valuation allowance. The effect on deferred tax assets and liabilities arising from change in tax rates is recognized in statements of operations in the period of such change.

The Company adopted ASC 740-10-25. Since the adoption, the Group assesses and recognizes uncertain tax positions (if any) following the guidance. The Group classifies any interest and/or penalties related to unrecognized tax benefits as a component of income tax provisions.

Sales taxes

The Group is subject to sales taxes of 9.5% with a business tax of 5% and a cultural and educational related surcharge of 4.5% on the provision of advertising services. In 2011, the cultural and educational related surcharge rate decreased to 3.5% on the provision of advertising services.

Value-added taxes

In November 2011, the Ministry of Finance released Circular Caishui [2011] No. 111 mandating Shanghai to be the pilot of a tax reform program. Effective January 1, 2012, all entities in Shanghai that fall in the category of “selected modern service industries” will switch from a business tax payer and become a value-added taxes (“VAT”) payer. All of our subsidiaries in Shanghai are subject to VAT at a rate of 6% with VAT invoice and no longer paying 5% business tax from January 1, 2012 onwards.

s. Employee social security and welfare benefit

The PRC employees of the Company’s subsidiary and consolidated VIEs incorporated in the PRC are entitled to staff welfare benefits, including medical care, welfare subsidies, unemployment insurance and pension benefits. These companies are required to pay for the employee social benefits based upon certain percentages of employees’ salaries in accordance with the relevant regulations, and to make contributions to the state-sponsored pension and medical plans. Employee social benefits included as expenses in the accompanying statements of operations amounted RMB 5,978,104, RMB 11,041,993 and RMB 22,937,975 for the year ended December 31, 2009, 2010 and 2011, respectively. The PRC government is directly responsible for the benefits and ultimate pension liabilities to employees.

t. Share-based compensation

The Company accounts for the share option granted to employees under provisions of ASC 718, “Stock Compensation”. In accordance with ASC 718, the Company determines whether a share option should be classified and accounted for as a liability award or equity award. All grants of share-based awards to employees and directors classified as equity awards are recognized in the financial statements based on their grant date fair values which are calculated using Black-Scholes option pricing model. All grants of share-based awards to employees and directors classified as liability awards are remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense in order to properly reflect the cumulative expense based on the current fair value of the vested rewards over the vesting periods.

The Company has elected to recognize compensation expense on share-based awards with service condition only on a straight-line basis over the requisite service period, which is generally the vesting period.

ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. Share-based compensation expense was recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest.

According to ASC 718, a change in any of the terms or conditions of stock options shall be accounted for as a modification of the plan. Therefore, the Company calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested options, the Company would recognize incremental compensation cost in the period the modification occurs and for unvested options, the Company would recognize, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

u. Comprehensive loss

The Company applies ASC 220, “Comprehensive Income”, with respect to reporting and presentation of comprehensive loss. The comprehensive loss of the Company only comprises of net loss as the Company did not have any other comprehensive income item in the years ended December 31, 2009, 2010 and 2011, respectively.

v. Profit appropriation and statutory reserves

The Company’s PRC subsidiary and VIEs are required to allocate at least 10% of their after-tax profit, after the recovery of accumulated deficit under PRC accounting regulations to the general reserve in accordance with the relevant PRC regulations until the general reserve has reached 50% of the registered capital of each company. Appropriations to the enterprise expansion fund, staff welfare and bonus fund are at the discretion of the board of directors of the subsidiaries. These reserves can only be used for specific purposes and are not transferable to the Company in the form of loans, advances, or cash dividends. As of December 31, 2010 and 2011, all the Company’s PRC subsidiaries and VIEs were in accumulated deficit position with negative net assets under both PRC accounting regulations and US GAAP. Therefore, irrespective of the PRC regulations and the Asset Conservatory Notification as disclosed in Note 2(b), as of December 31, 2010 and 2011, none of the Company’s PRC subsidiaries is in the position to distribute any amount to the Company nor has appropriated any amount to statutory reserves.

w. Operating lease

Leases where substantially all the risks and rewards of ownership of the underlying assets remain with the lessors are accounted for as operating leases. Payments made under operating lease to the lessors, net of any incentives, are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

x. Dividends

Dividends are recognized when declared. No dividends were declared for the year ended December 31, 2009, 2010 and 2011, respectively. The Group does not have any present plan to pay any dividends on ordinary shares in the foreseeable future. The Group currently intends to retain the available funds and any future earnings to operate and expand its business.

y. Segment reporting

The Group’s revenues are derived principally from online brand advertising from advertisers all located in PRC.

Based on the criteria established by ASC 280 “Segment Reporting”, the Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group has internal reporting that does not distinguish between markets or segments, and reports the entire business as a whole. Hence, the Group has only one operating segment. In addition, the Group operates in the PRC and all of the Group’s long-lived assets are located in the PRC.

z. Loss per share

In accordance with ASC 260, “Earnings Per Share”, basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net loss is allocated between ordinary shares and other participating securities based on their participation rights. Net losses are not allocated to other participating securities if based on their contractual terms they are not obligated to share in the losses. Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of ordinary shares issuable upon the conversion of the convertible preferred shares using the if-converted method and ordinary shares issuable upon the exercise of outstanding stock options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such instruments would be anti-dilutive.

aa. Convenience translation

Translations of amounts from RMB into United States dollars (“US$”) as of and for the year ended December 31,, 2011 are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.2939, representing the noon buying rate in The City of New York for cable transfers of RMB, as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 30, 2011, or at any other rate.

bb. Recent accounting pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU 2011-04). This newly issued accounting standard clarifies the application of certain existing fair value measurement guidance and expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. This ASU is effective on a prospective basis for annual and interim reporting periods beginning on or after December 15, 2011. The adoption of this standard is not expected to have a material impact on the Company’s financial position or results of operations.

In June 2011, the FASB issued ASU No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income” (ASU 2011-05). This newly issued accounting standard (1) eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity; (2) requires the consecutive presentation of the statement of net income and other comprehensive income; and (3) requires an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income. The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income nor do the amendments affect how earnings per share is calculated or presented. In December 2011, the FASB issued ASU No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, which defers the requirement within ASU 2011-05 to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. During the deferral, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect prior to the issuance of ASU 2011-05. These ASUs are required to be applied retrospectively and are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The adoption of these standards is not expected to have a material impact on our financial position or results of operations.